SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
General

a.	General

VBL is a clinical stage biopharmaceutical company committed to developing next-generation, targeted medicines for difficult-to-treat medical conditions. Using its novel platform technologies, VBL has created a pipeline of therapeutics to uniquely address cancer and immune-inflammatory diseases with the goal of significantly improving patient outcomes and overcoming the limitations of currently approved treatments.

VBL’s product candidates are built off of our two platform technologies: Vascular Targeting System (VTS™), a gene-based technology targeting newly formed blood vessels, and Monocyte Targeting Technology (MTT), an antibody-based technology able to specifically inhibit monocyte migration for immune-inflammatory applications.

We are currently evaluating our lead candidate, ofra-vec, in a Phase 3 registration-enabling trial in platinum resistant ovarian cancer, for which we anticipate PFS primary endpoint data in the second half of 2022. We are also supporting Phase 2 trials in rGBM and metastatic colorectal cancer, or mCRC where we expect preliminary data in 2022. Our second program, VB-601, is an investigational proprietary monoclonal antibody that binds MOSPD2, which we call the “mono-walk”, receptor, and is engineered to specifically prevent monocytes from exiting the blood stream and traveling to inflamed tissues, and is expected to begin a first-in-human clinical trial in the second half of 2022.

The Company has an exclusive license agreement with NanoCarrier Co., Ltd. (hereinafter - “The License Agreement”) for the development, commercialization, and supply of ofranergene obadenovec (“ofra-vec”, also known as VB-111) in Japan for all indications, see notes 1(m) and 7.

Since inception, VBL has incurred significant losses, and it expects to continue to incur significant expenses and losses for at least the next several years. As of December 31, 2021, the Company had an accumulated deficit of $262.1 million. VBL’s losses may fluctuate significantly from quarter to quarter and year to year, depending on the timing of its clinical trials, the receipt of payments under any future collaboration agreements it may enter into, and its expenditures on other research and development activities.

As of December 31, 2021, the Company had cash, cash equivalents, short-term bank deposits and restricted cash of $53.5 million. Based on its current cash resources, VBL believes its current cash will be sufficient to fund our operations for at least twelve months from the date of the filing of these financial statements. VBL may seek to raise additional capital to pursue additional activities through a combination of private and public equity offerings, government grants, strategic collaborations and licensing arrangements. Additional financing may not be available when VBL needs it or may not be available on terms that are favorable to the Company.

In September 2021, the Company established VBL Inc., a U.S. based subsidiary of VBL, and began U.S. operations from this entity in the fourth quarter of 2021.

On December 20, 2021, the Company announced that it was awarded €17.5 million of blended funding from the Horizon Europe Innovation Council (EIC) Accelerator Program, which will be comprised of a €2.5 million grant and an additional €15 million direct equity investment by the EIC. The award is subject to the terms of the program and entering into definitive documentation. The Company has not yet received this funding.

Basis of preparation of the financial statements

b.	Basis of preparation of the financial statements

The Company’s financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Use of estimates in the preparation of financial statements

c.	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results may differ from those estimates.

Functional and presentation currency

d.	Functional and presentation currency:

1)	Functional and presentation currency

The U.S. dollar (“dollar”) is the currency of the primary economic environment in which the operations of the Company are conducted. Accordingly, the functional currency of the Company and its U.S. subsidiary is the dollar.

2)	Transactions and balances

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in non-dollar currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items in the statements of operations (indicated below), the following exchange rates are used: (i) for transactions - exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization, etc.) - historical exchange rates.

All foreign exchange gains and losses are presented in the statements of operations within financial income or expenses.

Cash, cash equivalents and restricted cash deposits

e.	Cash, cash equivalents and restricted cash deposits

The Company considers all short-term, highly liquid investments, to be a cash or cash equivalents, which includes short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash, in addition to restricted cash required to be set aside for operating lease contractual agreements recorded in non-current assets on the balance sheet.

Property, plant and equipment

f.	Property, plant and equipment:

1)	All property and equipment (including leasehold improvements) are stated at cost less accumulated depreciation and impairment. Cost includes expenditures that are directly attributable to the acquisition of the items.

Repairs and maintenance are recorded in the statement of comprehensive loss during the period in which they are incurred.

2)	The assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives. Annual rates of depreciation are as follows:

Years
Laboratory equipment	7-15
Computers	3-4
Office furniture and equipment	15

Leasehold improvements are depreciated using the straight-line method over the shorter of the term of the lease or the estimated useful life of the improvements.

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES (continued):

3)	Gains and losses on disposals are determined by comparing proceeds with the associated carrying amount. These are included in the statements of operations.

Impairment of long-lived assets

g.	Impairment of long-lived assets

Assets that are subject to depreciation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If the sum of expected future cash flows (undiscounted and without interest charges) of the assets is less than the carrying amount of such assets, an impairment loss would be recognized. The assets would be written down to their estimated fair values, calculated based on the present value of expected future cash flows (discounted cash flows), or some other fair value measure.

Through December 31, 2021, no impairment has been recognized.

Deferred income tax

h.	Deferred income tax

Deferred taxes are recognized using the asset and liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements.

A valuation allowance is recognized to the extent that it is more likely than not that the deferred taxes will not be realized in the foreseeable future.

Given the Company’s losses, the Company has provided a full valuation allowance with respect to its deferred tax assets.

Uncertainty in income tax

i.	Uncertainty in income tax

The Company follows a two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained based on technical merits. If this threshold is met, the second step is to measure the tax position as the largest amount that has more than a 50% likelihood of being realized upon ultimate settlement.

Employee benefits

j.	Employee benefits:

a. Post-employment benefit obligation

Israeli labor laws and the Company’s agreements require the Company to pay retirement benefits to employees terminated or leaving their employment in certain other circumstances. Most of the Company’s employees are covered by a defined contribution plan under Section 14 of the Israel Severance Pay Law from the beginning of their employment with the Company.

With respect to the remaining employees, which are not covered by a defined contribution plan under Section 14 of the Israel Severance Pay Law only from January 1, 2010, the Company records a liability in its balance sheet.

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES (continued):

b.	Vacation and recreation pay

Under Israeli law, each employee is entitled to vacation days and recreation pay, both computed on an annual basis. The entitlement is based on the length of the employment period. The Company recognizes a liability and expense for vacation and recreation pay based on the entitlement of each employee.

Share-based compensation

k.	Share-based compensation

The Company accounts for employees’ and directors’ share-based payment awards classified as equity awards using the grant-date fair value method.

The fair value of share-based payment transactions is recognized as an expense over the requisite service period.

The Company elected to recognize compensation costs for awards conditioned only on continued service that have a graded vesting schedule using the accelerated method over the related service period.

Share based payments to employees and directors were measured by reference to the fair value of the options and restricted share (hereinafter “RSUs”) granted at date of grant.

The Company calculates the fair value of stock-based option awards on the date of grant using the Black-Scholes option pricing model. This option pricing model requires estimates as to the option’s expected term and the price volatility of the underlying stock.

The Company measures compensation expense for the restricted stock units based on the market value of the underlying stock at the date of grant.

Performance vesting conditions are included in assumptions about the number of options and RSU’s that are expected to vest.

The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied.

When options are exercised, the Company issues new shares, with proceeds less directly attributable transaction costs recognized as share capital (par value) and additional paid in capital.

The Company has elected to recognize forfeitures as they occur.

Contingencies

l.	Contingencies:

Certain conditions may exist as of the date of the financial statements, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability is recorded as accrued expenses in the Company’s financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material are disclosed.

As of December 31, 2021, no contingent liabilities have been recognized.

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES (continued):

Revenue from contracts with customers:

m.	Revenue from contracts with customers:

General

The Company recognizes revenues from the License Agreement according to ASC 606, “Revenues from Contracts with Customers”.

In determining the appropriate amount of revenue to be recognized as the Company fulfills its obligations under each of its agreements, the Company performs the following steps:

1.	identify the contract with a customer;
2.	identify the performance obligations in the contract;
3.	determine the transaction price;
4.	allocate the transaction price to the performance obligations in the contract;
5.	recognize revenue when (or as) the entity satisfies a performance obligation.

Revenues from licensing agreement

According to ASC 606, a performance obligation is a promise to provide a distinct good or service or a series of distinct goods or services. A good or service promised to a customer is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract.

The Company has identified two performance obligations in The License Agreement: (1) Grant of the license and use of its IP; and (2) Company’s participation and consulting assistance services. In addition, there is a potential performance obligation regarding future manufacturing.

ASC 606 defines the ‘Transaction Price’ as the amount of consideration to which the entity expects to be entitled in exchange for transferring the promised goods or services to a customer. The Company estimates the standalone selling prices of the services to be provided based on expected cost-plus margin approach and uses the residual approach to estimate the selling price of the license.

The Grant of the license and use of its IP performance obligation considered to be a right to use IP in accordance with ASC 606. Therefore, revenue is recognized at a point in time, upon transfer of control over the license to the licensee.

The Company’s participation and consulting assistance services performance obligation is recognized as revenue over the service period, based on input method, which is costs incurred and labor hours expended.

The transaction price contains variable consideration contingent upon the licensee achieving certain milestones, as well as sales-based royalties, in accordance with the relevant agreement. Variable payments, contingent on achieving additional milestones, are included in the transaction price based on most likely amount method. Amounts included in the transaction price are recognized only when it is probable that a significant reversal of cumulative revenues will not occur, usually upon achievement of the specific milestone, in accordance with the relevant agreement. Sales-based royalties are not included in the transaction price. Rather, they are recognized as the related sale occurs, due to the specific exception of ASC 606 for sales-based royalties in licensing of intellectual properties.

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES (continued):

Research and development expenses

n.	Research and development expenses:

Research and development expenses include costs directly attributable to the conduct of research and development programs, including the cost of clinical trials, clinical trial supplies, salaries, share-based compensation expenses, payroll taxes and other employee benefits, lab expenses, consumable equipment and consulting fees. All costs associated with research and developments are expensed as incurred.

Clinical trial expenses are charged to research and development expense as incurred. The Company accrues for expenses resulting from obligations under contracts with clinical research organizations (CROs). The financial terms of these contracts are subject to negotiations, which vary from contract to contract and may result in payment flows that do not match the periods over which materials or services are provided. The Company’s objective is to reflect the appropriate trial expense in the financial statements by matching the appropriate expenses with the period in which services and efforts are expended.

Government grants

o.	Government grants

Government grants, which are received from the Israeli Innovation Authority or IIA (formerly known as the Israeli Office of Chief Scientist, or the “OCS”) by way of participation in research and development that is conducted by the Company, are received in installments as the program progresses based on qualified research spending. Grants received are recognized when the grant becomes receivable, provided there was reasonable assurance that the Company will comply with the conditions attached to the grant and there was reasonable assurance the grant will be received.

The grant is deducted from the research and development expenses as the applicable costs are incurred. Research and development expenses, net, for the years ended December 31, 2021, 2020 and 2019, include participation in research and development expenses in the amount of approximately $0.5 million, $1.4 million and $2.7 million, respectively.

Leases

p.	Leases

The Company determines if an arrangement is a lease at inception. Balances related to operating leases are included in operating lease right-of-use (“ROU”) assets, other current liabilities, and operating lease liabilities in the consolidated balance sheets.

The Company also elected to combine lease and non-lease components and to keep leases with an initial term of 12 months or less off the balance sheet and recognize the associated lease payments in the consolidated statements of income on a straight-line basis over the lease term.

ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized as of the commencement date based on the present value of lease payments over the lease term. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The discount rate for the lease is the rate implicit in the lease unless that rate cannot be readily determined. As the Company’s leases do not provide an implicit rate, the Company’s uses its estimated incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term (see also note 5).

VASCULAR BIOGENICS LTD.

NOTES TO THE FINANCIAL STATEMENTS (continued)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES (continued):

Segment reporting

q.	Segment reporting

An operating segment is defined as a component that engages in business activities whose operating results are reviewed by the chief operating decision maker for the purpose of assessing performance and allocating resources and for which discrete financial information is available. The Company has one operating segment.

Loss per Ordinary Share

r.	Loss per Ordinary Share

VBL complies with accounting and disclosure requirements of FASB ASC Topic 260, Earnings Per Share. Basic loss per share of common stock is computed by dividing the net loss by the weighted average number of ordinary shares(including fully vested RSUs and PSUs) outstanding during the period. Due to the existence of Ordinary shares subject to possible redemption, the Company follows the two-class method in calculating loss per share. In computing diluted earnings per share, basic earnings per share are adjusted to take into account the potential dilution that could occur upon the exercise of options and non-vested RSUs and PSUs, using the treasury stock method.

Accretion associated with the ordinary shares subject to possible redemption is excluded from loss per ordinary share.

Potentially dilutive securities have been excluded from VBL’s computation of dilutive loss per share as such securities would have been anti-dilutive. There were 12,191,029, 23,264,073, 13,528,092 ordinary shares underlying outstanding options and warrants at December 31, 2021, 2020, and 2019, respectively.

Concentration of credit risks

s.	Concentration of credit risks

Credit and interest risk arise from cash and cash equivalents and deposits with banks. A substantial portion of the liquid instruments of the Company are invested in short-term deposits in a leading Israeli bank. The Company estimates that since the liquid instruments are mainly invested for short-term and with a highly rated institution, the credit and interest risk associated with these balances is immaterial.

t.	Recently issued accounting pronouncements, not yet adopted

In November 2021, the FASB issued ASU 2021-10 “Government Assistance (Topic 832)”, which requires annual disclosures that increase the transparency of transactions involving government grants, including (1) the types of transactions, (2) the accounting for those transactions, and (3) the effect of those transactions on an entity’s financial statements. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2021. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.